Shareholder Report	6 Months Ended
Oct. 31, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Advisors Series Trust
Entity Central Index Key	0001027596
Entity Investment Company Type	N-1A
Document Period End Date	Oct. 31, 2024
Reverb ETF
Shareholder Report [Line Items]
Fund Name	Reverb ETF
Class Name	Reverb ETF
Trading Symbol	RVRB
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Reverb ETF for the period of May 1, 2024, to October 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://reverb-etf.com/. You can also request this information by contacting us at 1-800-617-0004.
Additional Information Phone Number	1-800-617-0004
Additional Information Website	https://reverb-etf.com/
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Reverb ETF	$16	0.30%

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.30%
Updated Performance Information Location [Text Block]	Visit https://reverb-etf.com/ for more recent performance information.
Net Assets	$ 4,477,516
Holdings Count | $ / shares	558
Investment Company Portfolio Turnover	2.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of October 31, 2024)

Net Assets	$4,477,516
Number of Holdings	558
Portfolio Turnover	2%

Holdings [Text Block]

Top 10 Issuers	(%)
Microsoft Corp.	6.3%
Apple, Inc.	5.8%
NVIDIA Corp.	5.8%
Alphabet, Inc.	4.1%
Amazon.com, Inc.	4.1%
Meta Platforms, Inc.	2.5%
Berkshire Hathaway, Inc.	1.7%
Eli Lilly & Co.	1.4%
Broadcom, Inc.	1.4%
Tesla, Inc.	1.4%

Top Sectors	(%)
Manufacturing	38.0%
Information	14.4%
Finance and Insurance	12.6%
Retail Trade	8.6%
Professional, Scientific, and Technical Services	7.7%
Administrative and Support and Waste Management and Remediation Services	4.4%
Mining, Quarrying, and Oil and Gas Extraction	2.6%
Utilities	2.5%
Real Estate and Rental and Leasing	2.4%
Cash & Other	6.8%

Updated Prospectus Web Address	https://reverb-etf.com/